Schedule of estimated principal repayments (Details)	Jun. 30, 2024 CAD ($)
Long-term Debt
2025	$ 448,229
2026	457,740
2027	467,686
2028	478,089
2028 onwards	2,975,654
Total	$ 4,827,398